BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - PA Natural Acquisitions (Details)	Oct. 04, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 23, 2021 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable Stock Exchange Ratio		1
Promissory notes payable DocHouse Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note			$ 22,500,000
PA Natural Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 36,497,692
Debt Payable	25,000,000
Shares Issued	$ 19,216,937
Shares Issued, shares	814,329
Contingent Consideration	$ 39,041,245	$ 39,041,245
Total Consideration	119,755,874
Promissory note	25,000,000.0
ASSETS ACQUIRED
Cash	2,223,523
Inventory, net	2,669,998
Prepaid expenses and other assets	77,351
Intangible assets - licenses/permits	101,000,000
Property, plant and equipment	847,747
Right-of-use assets	785,780
Deposits	5,600
Total assets acquired at fair value	107,609,999
LIABILITIES ASSUMED
Trade payables	1,991,425
Accrued liabilities	317,868
Lease liabilities - operating	703,495
Total liabilities assumed at fair value	3,012,788
Goodwill	15,158,663
Consideration transferred	119,755,874
PA Natural Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued	$ 19,200,000
Shares Issued, shares	814,329
Percentage of Discount Rate Attributed to the Contractual Restrictions	11.00%
PA Natural Acquisition | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	4 months
PA Natural Acquisition | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months